Derivatives (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognized in the statement of profit or loss	$ 1,354
Payments (receipts)	(1,542)	$ (2,447)	$ (69)
Interest rate swap
Disclosure of detailed information about financial instruments [line items]
December 31	1,987	1,357
Gains (losses) recognized in the statement of profit or loss	(2,125)	2,967
Payments (receipts)	(1,542)	(2,447)
Translation adjustment	33	110
December 31	(1,647)	1,987	$ 1,357
Liabilities with current derivative financial instruments	(2,370)	0
Assets with current derivative financial instruments	$ 723	$ 1,987